SHARE-BASED COMPENSATION - Compensation Cost and Income Tax Benefit (Details) (USD $)	6 Months Ended	3 Months Ended	6 Months Ended	3 Months Ended	6 Months Ended
	Jun. 28, 2013	Jun. 28, 2013 Successor [Member]	Jun. 28, 2013 Successor [Member]	Jun. 29, 2012 Predecessor [Member]	Jun. 29, 2012 Predecessor [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense		$ 1,298,000	$ 2,532,000	$ 1,499,000	$ 2,668,000
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized	$ 13,900,000
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Period for Recognition	3 years 11 months 1 day